Segmented information	12 Months Ended
Dec. 31, 2012
Segmented information
23.	Segmented information

APUC has two operating segments: APCo which owns or has interests in renewable energy facilities and thermal energy facilities and Liberty Utilities which owns and operates utilities in the United States of America providing water, wastewater and local electric and natural gas distribution services.

Within APCo there are three divisions: Renewable Energy, Thermal Energy and Development. The Renewable Energy division operates the Company’s hydro-electric and wind power facilities. The Thermal Energy division operates co-generation, energy from waste, steam production and other thermal facilities. The Development division develops the Company’s greenfield power generation projects as well as any expansion of the Company’s existing portfolio of renewable energy and thermal energy facilities.

Effective July 2012, the Company changed its operational segments within Liberty Utilities to be aggregated and reported by the following geographic territories: Liberty Utilities (West), Liberty Utilities (Central) and Liberty Utilities (East). Liberty Utilities (West) is comprised of Calpeco and the water distribution and wastewater utilities located in Arizona. Liberty Utilities (Central) is comprised of the Midwest Gas Utilities and the water distribution and wastewater utilities located in Texas, Missouri and Illinois. Liberty Utilities (East) is comprised of the New Hampshire electric and gas utilities. The Company has restated the comparative items of segmented financial information to reflect the aggregation of segmented financial information adopted in the current year.

Operational segments

APUC’s reportable segments are APCo - Renewable Energy, APCo - Thermal Energy, Liberty Utilities (West), Liberty Utilities (Central) and Liberty Utilities (East). The development activities of APCo are reported under Renewable Energy or Thermal Energy as appropriate. For purposes of evaluating divisional performance, the Company allocates the realized portion of the loss on financial instruments to specific divisions. This allocation is determined when the initial foreign exchange forward contract is entered into. The unrealized portion of any gains or losses on derivatives instruments is not considered in management’s evaluation of divisional performance and is therefore allocated and reported in the corporate segment. The interest rate swaps relate to specific debt facilities and gains and losses are allocated in the same manner as interest expense. Amounts relating to the convertible debentures are reported in the corporate segment.

The results of operations and assets for these segments are as follows:

	Year ended December 31, 2012
	Algonquin Power				Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$71,734	$36,723	$108,457	$—	$108,457
Regulated gas sales and distribution	—	—	—	25,802	—	49,916	75,718		75,718
Regulated water reclamation and distribution	—	—	—	9,127	37,296	—	46,423	—	46,423
Non-regulated energy sales	84,236	36,914	121,150	—	—	—	—	—	121,150
Waste disposal fees	—	14,288	14,288	—	—	—	—	—	14,288
Other revenue	1,925	1,680	3,605	—	152	94	246	—	3,851

Total revenue	86,161	52,882	139,043	34,929	109,182	86,733	230,844	—	369,887

Operating expenses	30,308	21,075	51,383	13,096	35,645	30,209	78,950	—	130,333
Regulated electricity purchased	—	—	—	—	43,861	24,348	68,209	—	68,209
Regulated gas purchased	—	—	—	13,648	—	23,813	37,461	—	37,461
Non-regulated fuel for generation	—	14,589	14,589	—	—	—	—	—	14,589

	55,853	17,218	73,071	8,185	29,676	8,363	46,224	—	119,295

Depreciation of property, plant and equipment	(18,823)	(9,977)	(28,800)	(3,333)	(11,120)	(7,129)	(21,582)	—	(50,382)
Amortization of intangible assets	(2,653)	(831)	(3,484)	(81)	(586)	—	(667)	—	(4,151)
Administration expenses	(9,424)	(2,212)	(11,636)	294	(4,091)	(1,223)	(5,020)	(2,952)	(19,608)
Foreign exchange gain	—	—	—	—	—	—	—	561	561
Interest expense	(15,060)	(2,054)	(17,114)	(96)	(8,066)	(694)	(8,856)	(9,971)	(35,941)
Interest, dividend and other income	2,038	509	2,547	—	2,113	461	2,574	2,118	7,239
Acquisition related costs	(3,155)	—	(3,155)	(1,442)	—	(3,112)	(4,554)	—	(7,709)
Gain/(loss) on derivative financial instruments	(2,954)	—	(2,954)	—			—	3,187	233

Earnings from continuing operations before income taxes	5,822	2,653	8,475	3,527	7,926	(3,334)	8,119	(7,057)	9,537
Loss from discontinued operations before income taxes	(1,907)	—	(1,907)	—	—	—	—	—	(1,907)

Earnings/(loss) before income taxes	$3,915	$2,653	$6,568	$3,527	$7,926	$(3,334)	$8,119	$(7,057)	$7,630

Property, plant and equipment	$1,157,062	$153,875	$1,310,937	$151,637	$350,053	$350,088	$851,778	$—	$2,162,715
Intangible assets	29,480	6,132	35,612	2,613	18,556	—	21,169	—	56,781
Assets held for sale	24,390	—	24,390	—	—	—	—	—	24,390
Total assets	1,272,037	175,173	1,447,210	212,495	464,201	500,374	1,177,070	153,957	2,778,237
Capital expenditures	21,068	10,348	31,416	10,777	23,181	12,488	46,446	67	77,929
Acquisition of operating entities	245,718	—	245,718	128,890	—	295,297	424,187	—	669,905

	Year ended December 31, 2011
	Algonquin Power				Liberty Utilities			Corporate	Total
	Renewable Energy	Thermal Energy	Total	Central	West	East	Total
Revenue
Regulated electricity sales and distribution	$—	$—	$—	$—	$77,368	$—	$77,368	$—	$77,368
Regulated water reclamation and distribution	—	—	—	8,850	36,139	—	44,989	—	44,989
Non-regulated energy sales	81,645	46,666	128,311	—	—	—	—	—	128,311
Waste disposal fees	—	16,406	16,406	—	—	—	—	—	16,406
Other revenue	2,291	1,352	3,643	—	—	—	—	—	3,643

Total revenue	83,936	64,424	148,360	8,850	113,507	—	122,357	—	270,717

Operating expenses	25,400	19,857	45,257	4,270	34,453	—	38,723	38	84,018
Regulated electricity purchased	—	—	—	—	46,508	—	46,508	—	46,508
Non-regulated fuel for generation	—	24,628	24,628	—	—	—	—	—	24,628

	58,536	19,939	78,475	4,580	32,546	—	37,126	(38)	115,563

Depreciation of property, plant and equipment	(15,498)	(10,684)	(26,182)	(956)	(10,850)	—	(11,806)	—	(37,988)
Amortization of intangible assets	(3,007)	(2,735)	(5,742)	(81)	(610)	—	(691)	—	(6,433)
Administration expenses	(8,915)	(2,504)	(11,419)	(53)	(1,087)	—	(1,140)	(4,975)	(17,534)
Write down of long-lived assets	(678)	(13,430)	(14,108)		(1,058)		(1,058)	—	(15,166)
Foreign exchange loss	—	—	—	—	—	—	—	652	652
Interest expense	(9,834)	(2,228)	(12,062)	(61)	(7,404)	—	(7,465)	(10,910)	(30,437)
Interest, dividend and other income	2,143	(6)	2,137	—	488	—	488	3,034	5,659
Acquisition related costs	—	—	—	—	(2,767)	—	(2,767)	(198)	(2,965)
Loss on derivative financial instruments	(1,068)	—	(1,068)	—	—	—	—	(4,776)	(5,844)

Earnings from continuing operations before income taxes	21,679	(11,648)	10,031	3,429	9,258	—	12,687	(17,211)	5,507
Loss from discontinued operations before income taxes	(1,244)	—	(1,244)	—	—	—	—	—	(1,244)

Earnings/(loss) before income taxes	$20,435	$(11,648)	$8,786	$3,429	$9,258	$—	$12,687	$(17,211)	$4,263

Property, plant and equipment	$398,037	$155,507	$553,544	$188,562	$178,003	$—	$366,565	$—	$920,109
Intangible assets	25,863	7,088	32,951	19,565	2,753	—	22,318	—	55,269
Assets held for sale	25,847	—	25,847	—	—	—	—	—	25,847
Total assets	482,543	176,269	658,812	228,597	212,035	—	440,632	182,863	1,282,307
Capital expenditures	25,610	13,601	39,211	774	20,393	—	21,167	367	60,745
Acquisition of operating entities	—	—	—	—	100,058	—	100,058	—	100,058

The majority of non-regulated energy sales are earned from contracts with large public utilities. The following utilities contributed more than 10% of these total revenues in either 2012 or 2011: Hydro Québec 17% (2011 - 17%), Manitoba Hydro 20% (2011 – 16%), and California PG&E 10% (2011 - 11%). The Company has mitigated its credit risk to the extent possible by selling energy to these large utilities in various North American locations.

APUC and its subsidiaries operate in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	2012	2011
Revenue
Canada	$83,117	$88,900
United States	286,770	181,817

	$369,887	$270,717
Property, plant and equipment
Canada	$472,333	$474,094
United States	1,690,382	446,015

	$2,162,715	$920,109
Intangible assets
Canada	$29,480	$25,863
United States	27,301	29,406

	$56,781	$55,269

Revenues are attributed to the two countries based on the location of the underlying generating and utility facilities.